Notes receivable - Curaleaf, NJ (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2020	Jan. 31, 2019	Feb. 28, 2011	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notes receivables				$ 4,645	$ 57,166
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of financial assets [line items]
Notes receivables			$ 2,500
Notes receivables term			10 years
Interest rate			18.00%
Interest income				$ 6,336	$ 8,017
Percentage of revenue obtained to total revenue				3.00%	17.00%
Notes receivable applied to purchase consideration	$ 83,233
Notes receivable Curaleaf NJ, Inc.
Disclosure of financial assets [line items]
Notes receivables		$ 70,000			$ 56,437
Interest rate		18.00%
Notes receivable applied to purchase consideration	$ 83,233